EMPLOYEE BENEFIT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefit Assets And Liabilities [Abstract]
Disclosure of detailed information about defined benefit plans [Table Text Block]
	Year ended December 31,
	2022	2021

Current service cost	$75	$146
Interest expenses	18	14

Total employee benefit expenses	$93	$160

Interest income on plan assets	$7	$7

Disclosure of detailed information about defined benefit liability (asset) [Table Text Block]
	December 31,
	2022	2021

Defined benefit obligation	$418	$668
Fair value of plan assets	(172)	(277)

Net defined benefit liability	$246	$391

Disclosure of detailed information about changes in present value of defined benefit liabilities [Table Text Block]
	2022	2021

Balance at January 1,	$668	$588

Current service cost	75	146
Interest expenses	18	14
Benefits paid	(268)	(50)
Re-measurement loss on defined benefit plans	(27)	(33)
Foreign currency translation effect	(48)	3

Balance at December 31,	$418	$668

Disclosure of detailed information about changes in the fair value of plan assets [Table Text Block]
	2022	2021

Balance at January 1,	$277	$217

Interest income	7	7
Return, net of interest income - remeasurement gain (loss)	32	(12)
Benefits paid	(187)	(50)
Amounts deposited	43	116
Foreign currency translation effect	-	(1)

Balance at December 31,	$172	$277

Disclosure of detailed information about principal assumptions underlying the defined benefit plan [Table Text Block]
	2022	2021
	%

Discount rate	5.69	3.5
Salary growth	4.93	4.64